Other income (expenses), net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Other income (expenses), net
Waiver of rental fee payable	$ 246,551
Loss on disposals of property and equipment	(54,512)		$ (6,960)
Other income (expenses), net	(10,222)	$ (8,553)	3,502
Total	$ 181,817	$ (8,553)	$ (3,458)